Trading securities and financial assets measured at FVIS	12 Months Ended
Sep. 30, 2019
Trading securities and financial assets measured at FVIS
Trading securities and financial assets measured at FVIS

Note 10. Trading securities and financial assets measured at FVIS[1]

Accounting policy

Trading securities
Trading securities include actively traded debt (government and other) and equity instruments and those acquired for sale in the near term.

As part of its trading activities, the Group also lends and borrows securities on a collateralised basis. Securities lent remain on the Group’s balance sheet and securities borrowed are not reflected on the Group’s balance sheet, as the risk and rewards of ownership remain with the initial holder. Where cash is provided as collateral, the amount advanced to or received from third parties is recognised as a receivable in collateral paid or as a borrowing in collateral received respectively.

Reverse repurchase agreements

Securities purchased under these agreements are not recognised on the balance sheet, as Westpac has not obtained the risks and rewards of ownership. The cash consideration paid is recognised as a reverse repurchase agreement, which forms part of a trading portfolio that is measured at fair value.

Other financial assets measured at FVIS
Other financial assets measured at FVIS include:
▪ non-trading securities managed on a fair value basis;
▪ non-trading debt securities that do not have contractual cash flows that represent SPPI on the principal balance outstanding; or
▪ non-trading equity securities for which we have not made irrevocable designation to be measured at FVOCI.

Gains and losses on these financial assets are recognised in the income statement. Interest earned from debt securities is recognised in interest income (Note 3) while dividends on equity securities are recognised in non-interest income (Note 4).

	Consolidated			Parent Entity
$m	2019	2018	2017	2019	2018
Trading securities	22,210	18,777	16,519	20,719	17,671
Reverse repurchase agreements	6,833	1,379	6,887	6,731	1,379
Other financial assets measured at FVIS	2,738	2,976	2,577	2,115	2,365
Total trading securities and financial assets measured at FVIS	31,781	23,132	25,983	29,565	21,415

Trading securities include the following:

	Consolidated			Parent Entity
$m	2019	2018	2017	2019	2018
Government and semi-government securities	16,625	13,328	11,402	15,585	12,519
Other debt securities	5,497	5,354	5,049	5,046	5,057
Equity securities	6	8	11	6	8
Other	82	87	57	82	87
Total trading securities	22,210	18,777	16,519	20,719	17,671

Other financial assets measured at FVIS include:

	Consolidated			Parent Entity
$m	2019	2018	2017	2019	2018
Other debt securities	2,394	2,715	2,259	2,057	2,302
Equity securities	344	261	318	58	63
Total other financial assets measured at FVIS	2,738	2,976	2,577	2,115	2,365
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.